Supplement to the

Fidelity® SAI Emerging Markets Index Fund (FERGX)
A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 9, 2015

Effective July 1, 2016, the following information supplements information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its initial share class have entered into a 16.5 Basis Point Expense Contract, which obliges FMR to pay all class level expenses of the initial class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) to 0.165%. This Expense Contract may not be amended to increase the fees or expenses payable by the fund's initial class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaced similar information found in the "Management Contract" section under the heading "Management Fee".

On July 1, 2016, FMR reduced the management fee rate paid by the fund from 0.20% to 0.09%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.09% of the fund's average net assets throughout the month.

The following information supplements information found in the "Management Contract" section.

Fidelity® SAI Emerging Markets Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Fidelity® SAI Emerging Markets Index Fund's relative pre-tax investment performance measured against the MSCI Emerging Markets Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 206,213	$ 19,166	$ 1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI Emerging Markets Index Fund ($1,177 (in millions) assets managed).

SV6B-16-02  October 7, 2016
1.9871332.101

As of August 31, 2016, the dollar range of shares of Fidelity® SAI Emerging Markets Index Fund beneficially owned by Mr. Brussard was none.

Supplement to the

Fidelity® SAI International Index Fund (FIONX)
A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 9, 2015

Effective July 1, 2016, the following information supplements information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its initial share class have entered into a 12.5 Basis Point Expense Contract, which obliges FMR to pay all class level expenses of the initial class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) to 0.125%. This Expense Contract may not be amended to increase the fees or expenses payable by the fund's initial class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaced similar information found in the "Management Contract" section under the heading "Management Fee".

On July 1, 2016, FMR reduced the management fee rate paid by the fund from 0.10% to 0.05%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.05% of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaced similar information found in the "Management Contract" section under the heading "Sub-Adviser - Geode".

On July 1, 2016, FMR reduced the sub-advisory fee rate paid to Geode from 0.0550% to 0.050%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.050%, respectively of the average net assets of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® SAI International Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Fidelity® SAI International Index Fund's relative pre-tax investment performance measured against the MSCI EAFE Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

SV7B-16-02  October 7, 2016
1.9871329.101
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 206,213	$ 19,166	$ 1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI International Index Fund ($1,189 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® SAI International Index Fund beneficially owned by Mr. Brussard was none.